Employee Costs from Continuing Operations - Schedule of Employee Benefits Cost (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of employee costs [abstract]
Wages, salaries, and benefits	$ 2,629.9	$ 2,365.0
Pension costs	75.0	77.1
Share-based compensation	18.1	5.3
Total employee costs	2,723.0	2,447.4
Direct labor	1,702.9	1,540.0
Indirect labor	1,020.1	907.4
Total employee costs	$ 2,723.0	$ 2,447.4